UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          08/13/04
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        69
                                               -------------

Form 13F Information Table Value Total:        $5,554,009
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which report is filed, other than the manager filing this report.  NONE

559353.21

                                                  Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ALBERTSONS INC                  COM           013104104   27,867  1,050,000    SH  PUT   SOLE           1,050,000
------------------------------------------------------------------------------------------------------------------------------------
AGERE SYS INC                   CL A          00845V100   37,754 16,414,600    SH        SOLE          16,414,600
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V       SPON ADR L SHS 02364W105  107,688  2,960,900    SH        SOLE           2,960,900
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                       COM           031162100   31,932    585,149    SH        SOLE             585,149
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                CL A          037604105  375,957  4,258,211    SH        SOLE           4,258,211
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                COM UNV       037604204   31,348    357,896    SH        SOLE             357,896
                                PHOENX
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                   COM           06423A103  149,185  2,925,200    SH        SOLE           2,925,200
------------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS INC            COM           073902108   83,399    989,200    SH        SOLE             989,200
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100  244,221  6,351,642    SH        SOLE           6,351,642
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                    COM           086516101  227,082  4,475,400    SH        SOLE           4,475,400
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM           115236101   76,356  1,771,600    SH        SOLE           1,771,600
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109  375,997  8,252,797    SH        SOLE           8,252,797
------------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                 COM           141705103  155,119  4,709,126    SH        SOLE           4,709,126
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM           143130102  102,971  4,708,300    SH        SOLE           4,708,300
------------------------------------------------------------------------------------------------------------------------------------
CARNIVAL CORP                   PAIRED CTF    143658300   74,260  1,580,000    SH        SOLE           1,580,000
------------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                     COM           152312104   54,982  1,201,800    SH        SOLE           1,201,800
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                       COM           189754104   63,158  1,397,600    SH        SOLE           1,397,600
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP           COM           14040H105   82,056  1,200,000    SH  PUT   SOLE           1,200,000
------------------------------------------------------------------------------------------------------------------------------------
CONEXANT SYSTEMS INC            COM           207142100   29,937  6,913,768    SH        SOLE           6,913,768
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                     COM           219350105   71,504  5,475,000    SH        SOLE           5,475,000
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM           21988R102   49,510    856,717    SH        SOLE             856,717
------------------------------------------------------------------------------------------------------------------------------------
CRYPTOLOGIC INC                 COM           228906103      267     14,808    SH        SOLE              14,808
------------------------------------------------------------------------------------------------------------------------------------
CYTOKINETICS INC                COM           23282W100   10,353    697,173    SH        SOLE             697,173
------------------------------------------------------------------------------------------------------------------------------------
DELL INC                        COM           24702R101  101,689  2,838,877    SH        SOLE           2,838,877
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM           253393102   92,103  2,761,710    SH        SOLE           2,761,710
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                        COM           278642103   73,498    799,330    SH        SOLE             799,330
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM           277461109   35,074  1,300,000    SH  PUT   SOLE           1,300,000
------------------------------------------------------------------------------------------------------------------------------------
ENCORE MED CORP                 COM           29256E109    9,155  1,453,132    SH        SOLE           1,453,132
------------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS INTL WASH INC        COM           302130109   41,714    844,248    SH        SOLE             844,248
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                 COM PAR $0.01 345370860   11,257    719,300    SH  PUT   SOLE             719,300
------------------------------------------------------------------------------------------------------------------------------------
FAIRFAX FINL HLDGS LTD          SUB VTG       303901102    8,523     50,000    SH  PUT   SOLE              50,000
------------------------------------------------------------------------------------------------------------------------------------
FISHER SCIENTIFIC INTL INC      COM NEW       338032204   62,919  1,089,500    SH        SOLE           1,089,500
------------------------------------------------------------------------------------------------------------------------------------
GILEAD SCIENCES INC             COM           375558103   32,971    492,099    SH        SOLE             492,099
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINL CORP DEL       COM           381317106  131,576  1,237,200    SH        SOLE           1,237,200
------------------------------------------------------------------------------------------------------------------------------------
HILB ROGAL & HAMILTON CO        COM           431294107   33,389    935,800    SH        SOLE             935,800
------------------------------------------------------------------------------------------------------------------------------------
KERYX BIOPHARMACEUTICALS INC    COM           492515101   13,992  1,105,203    SH        SOLE           1,105,203
------------------------------------------------------------------------------------------------------------------------------------
KOOKMIN BK NEW                  SPONSORED ADR 50049M109    4,845    154,400    SH        SOLE             154,400
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     CL A          526057104  171,711  3,839,700    SH        SOLE           3,839,700
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                   COM           548661107   64,810  1,233,300    SH        SOLE           1,233,300
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      COM           52729N100      376    107,000    SH  PUT   SOLE             107,000
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC      COM           58405U102  129,004  3,440,100    SH        SOLE           3,440,100
------------------------------------------------------------------------------------------------------------------------------------
MEDIMMUNE INC                   COM           584699102   31,252  1,336,130    SH        SOLE           1,336,130
------------------------------------------------------------------------------------------------------------------------------------
MGI PHARMA INC                  COM           552880106   26,893    995,686    SH        SOLE             995,686
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                  COM           594918104   63,360  2,218,498    SH        SOLE           2,218,498
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                   CL B NEW      62913F201   90,306  2,680,496    SH        SOLE           2,680,496
------------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL                     COM           62940M104   87,344  1,515,870    SH        SOLE           1,515,870
------------------------------------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS INC        COM           683399109   29,999    708,192    SH        SOLE             708,192
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON DENTAL CO             COM           703412106   32,320    422,544    SH        SOLE             422,544
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM           745867101  135,679  2,607,700    SH        SOLE           2,607,700
------------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM           76122Q105   19,535    499,494    SH        SOLE             499,494
------------------------------------------------------------------------------------------------------------------------------------
RF MICRODEVICES INC             COM           749941100   42,183  5,624,376    SH        SOLE           5,624,376
------------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN CRUISES LTD     COM           V7780T103   50,468  1,162,600    SH        SOLE           1,162,600
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC                COM           783764103   81,961  1,048,100    SH        SOLE           1,048,100
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO              COM           812387108  196,046  5,191,900    SH  PUT   SOLE           5,191,900
------------------------------------------------------------------------------------------------------------------------------------
SELECT COMFORT CORP             COM           81616X103   11,659    410,516    SH        SOLE             410,516
------------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC                    COM           817315104   63,150  1,193,753    SH        SOLE           1,193,753
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM           78442P106  152,221  3,763,200    SH        SOLE           3,763,200
------------------------------------------------------------------------------------------------------------------------------------
STERICYCLE INC                  COM           858912108   34,832    673,212    SH        SOLE             673,212
------------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC                  COM           863236105   87,286    782,342    SH        SOLE             782,342
------------------------------------------------------------------------------------------------------------------------------------
SYNOPSYS INC                    COM           871607107   42,363  1,490,092    SH        SOLE           1,490,092
------------------------------------------------------------------------------------------------------------------------------------
TEMPUR PEDIC INTL INC           COM           88023U101   10,697    763,500    SH        SOLE             763,500
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC               COM           889478103   92,672  2,189,800    SH        SOLE           2,189,800
------------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO               COM           892356106   38,537    921,485    SH        SOLE             921,485
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS INC        COM           895919108   10,027    881,850    SH        SOLE             881,850
------------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM                 CL A          913247508   83,911 11,557,926    SH        SOLE          11,557,926
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM           91324P102  386,137  6,203,000    SH        SOLE           6,203,000
------------------------------------------------------------------------------------------------------------------------------------
WEBSTER FINL CORP CONN          COM           947890109   24,196    514,600    SH        SOLE             514,600
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   81,549    159,900    SH        SOLE             159,900
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   65,917  1,999,900    SH        SOLE           1,999,900
------------------------------------------------------------------------------------------------------------------------------------